OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Prepaid Expense and Other Assets, Noncurrent [Abstract]
Deferred installation expenses	[1]	$ 552	$ 682
Deposits		387	833
Other non-current assets		$ 939	$ 1,515

[1]	See Note 1W.